Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2020 USD ($)
Restricted Net Assets
Annual appropriations percentage of after-tax income	10.00%	10.00%
Annual appropriation percentage of registered capital	50.00%	50.00%
Appropriations to general reserve	¥ 1,226	$ 179	¥ 886	¥ 450
Dividends declared	¥ 0
Annual appropriations	25.00%	25.00%
Appropriations by private schools	¥ 11,044		¥ 6,194	¥ 3,822	$ 1,613
Paid in capital and additional paid in capital included in amounts restricted	¥ 2,798,740				$ 408,730